CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,890,632	$ 2,584,635
Short-term investments	459,852	641,035
Accounts receivable, net of allowances for doubtful accounts	339,754	440,768
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of US$100,000 and US$88,500 as of December 31, 2023 and 2024, respectively)	348,774	359,881
Total current assets	3,491,781	4,512,716
Property and equipment, net	215,034	220,663
Operating lease assets	154,717	170,266
Intangible assets, net	109,781	134,129
Goodwill	162,223	166,436
Long-term investments	1,389,199	1,320,386
Other non-current assets (including loans to and interest receivable from a related party of US$349,716 and US$358,485 as of December 31, 2023 and 2024, respectively)	981,764	755,762
Total assets	6,504,499	7,280,358
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of US$576,394 and US$572,936 as of December 31, 2023 and 2024, respectively) :
Accounts payable	158,435	161,493
Accrued and other liabilities	640,207	656,445
Operating lease liability, short-term	12,162	10,388
Income taxes payable	84,690	94,507
Deferred revenues	72,642	75,187
Unsecured senior notes		799,325
Total current liabilities	968,136	1,797,345
Long-term liabilities
Convertible senior notes	320,803	317,625
Unsecured senior notes	744,662	743,695
Long-term loans	795,311	791,647
Deferred tax liability	61,052	66,151
Operating lease liability, long-term	32,580	42,857
Other non-current liabilities	3,069	3,422
Total long-term liabilities	1,957,477	1,965,397
Total liabilities	2,925,613	3,762,742
Commitments and contingencies
Redeemable non-controlling interests	45,103	68,728
Shareholders' equity:
Ordinary shares	61	61
Additional paid-in capital	1,504,560	1,428,935
Accumulated other comprehensive loss	(315,801)	(217,817)
Retained earnings	2,293,951	2,187,556
Total Weibo shareholders' equity	3,482,771	3,398,735
Non-controlling interests	51,012	50,153
Total shareholders' equity	3,533,783	3,448,888
Total liabilities, redeemable non-controlling interests and shareholders' equity	6,504,499	7,280,358
Third parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	256,670	341,486
Related party | Alibaba
Current assets:
Accounts receivable, net of allowances for doubtful accounts	43,495	61,094
Related party | SINA
Current assets:
Amount due from SINA	452,769	486,397
Other related parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	$ 39,589	$ 38,188